Compass EMP US Large Cap High Dividend 100 Volatility Weighted Fund
Compass EMP US Large Cap High Dividend 100 Volatility Weighted Fund
Investment Objective:
The Fund seeks to provide investment results that match the performance of the CEMP US Large Cap High Dividend 100 Volatility Weighted Index before fees and expenses.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Compass EMP Funds. More information about these and other discounts are available from your financial professional, in Choosing a Share Class on page 17 of the Fund’s Prospectus and in Purchase and Redemption of Shares on page 51 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Compass EMP US Large Cap High Dividend 100 Volatility Weighted Fund - USD ($)	Compass EMP US Large Cap High Dividend 100 Volatility Weighted Fund Class A	Compass EMP US Large Cap High Dividend 100 Volatility Weighted Fund Class C		Compass EMP US Large Cap High Dividend 100 Volatility Weighted Fund Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	none		none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of purchase or sale price)	none	1.00%	[1]	none
Wire Redemption Fee (per wire redemption; deducted directly from account)	$ 15.00	$ 15.00		$ 15.00
[1]	The Class C contingent deferred sales charge applies only to shares sold within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Compass EMP US Large Cap High Dividend 100 Volatility Weighted Fund		Compass EMP US Large Cap High Dividend 100 Volatility Weighted Fund Class A	Compass EMP US Large Cap High Dividend 100 Volatility Weighted Fund Class C	Compass EMP US Large Cap High Dividend 100 Volatility Weighted Fund Class I
Management Fees		0.70%	0.70%	0.70%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses	[1]	5.44%	5.40%	1.35%
Total Annual Fund Operating Expenses		6.39%	7.10%	2.05%
Fee Waivers and Expense Reimbursement	[2]	(5.40%)	(5.36%)	(1.31%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement	[2]	0.99%	1.74%	0.74%
[1]	Estimated for the current fiscal year.
[2]	The Adviser has contractually agreed to waive its management fee and/or reimburse expenses through at least October 31, 2017 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding Acquired Fund Fees and Expenses, and certain other items such as interest, taxes and brokerage commissions) do not exceed 0.99%, 1.74%, and 0.74% of the Fund's Class A, Class C, and Class I shares, respectively. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed by it for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to any operating expense limits in effect at the time of the original waiver or expense reimbursement and at the time of recoupment or reimbursement. This agreement may only be terminated by the Fund's Board of Trustees.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example - Compass EMP US Large Cap High Dividend 100 Volatility Weighted Fund - USD ($)	1 Year	3 Years
Compass EMP US Large Cap High Dividend 100 Volatility Weighted Fund Class A	670	1,416
Compass EMP US Large Cap High Dividend 100 Volatility Weighted Fund Class C	277	1,109
Compass EMP US Large Cap High Dividend 100 Volatility Weighted Fund Class I	76	380

The following Example makes the same assumptions as the Example above, except that is assumes you do not sell your shares at the end of the period.
Expense Example No Redemption	1 Year	3 Years
Compass EMP US Large Cap High Dividend 100 Volatility Weighted Fund | Compass EMP US Large Cap High Dividend 100 Volatility Weighted Fund Class C | USD ($)	177	1,109

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund has only recently commenced investment operations, no portfolio turnover information is available for the Fund at this time.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets in the stock of issuers included in the CEMP US Large Cap High Dividend 100 Volatility Weighted Index (the “Index”).

The Index is an unmanaged index created by the Fund’s investment adviser consisting of the common stock of the 100 highest dividend yielding stocks of the CEMP US Large Cap 500 Volatility Weighted Index, a volatility weighted index comprised of the 500 largest U.S. companies by market capitalization measured at the time the Index’s constituent securities are determined. To be eligible for inclusion in the Index, a company must have positive earnings in each of the four most recent quarters. The Index may include fewer than 100 stocks depending on the number of companies meeting the Index’s criteria. As of July 31, 2015, the Index had a market capitalization range from $5.0 billion to $373.5 billion.

Index securities are weighted based on the volatility of each security relative to the average volatility of all Index constituents. For purposes of the Index, volatility is defined as a company’s annualized standard deviation of daily price changes over the past 180 trading days. Stocks with lower volatility receive a higher weighting and stocks with higher volatility receive a lower weighting. The Index is reconstituted every March and September (based on information as of the prior month-end) and is adjusted to limit exposure to any particular sector to 25%.

The Fund seeks to track the returns of the Index before fees and expenses by employing a replication strategy that seeks to hold all of the stocks in the Index.

For purposes of the Fund’s investment strategy, “net assets” includes any borrowings for investment purposes.

There is no guarantee that the Fund will achieve its objective.

Principal Risks of Investing in the Fund

The following summarizes the principal investment risks of the Fund. Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective and an investment in the Fund is not by itself a complete or balanced investment program.

• Dividend Strategy Risk. The Fund’s high dividend strategy may not be successful. Dividend paying stocks may fall out of favor relative to the overall market.

•Limited History of Operations. The Fund is a new mutual fund and has a limited history of operations for investors to evaluate.

•Passive Investment Risk. The Fund is not actively managed and does not, therefore, seek returns in excess of the Index. The Adviser will not buy or sell shares of an equity security due to current or projected performance of a security, industry or sector, unless that security is added to or removed, respectively, from the Index.

•Stock Market Risk. Overall stock market risks may affect the value of the Fund. Factors such as domestic and international economic growth and market conditions, interest rate levels and political events affect the securities markets.

•Tracking Risks. The Fund’s return may not match the return of the Index for a number of reasons, including: the Fund incurs operating expenses not applicable to the Index, and incurs costs in buying and selling securities; the Fund may not be fully invested at times; differences in the valuation of securities and differences between the Fund’s portfolio and the Index resulting from legal restrictions, cost or liquidity constraints.

Performance:

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information is available by calling 1-866-376-7890.